OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [text block] [Abstract]
OTHER ASSETS
NOTE 25: OTHER ASSETS

	2021	2020
	£m	£m
Property, plant and equipment:
Investment properties (see below)	3,612	3,347
Premises	817	885
Equipment	1,634	2,062
Operating lease assets (see below)	4,196	3,960
Right-of-use assets (note 26)	1,318	1,500
	11,577	11,754
Settlement balances	434	1,389
Prepayments	1,022	1,232
Reinsurance assets	759	842
Deferred acquisition and origination costs	64	74
Other assets	1,593	1,555
Total other assets	15,449	16,846
Investment properties
Investment properties are valued by external Chartered Surveyors using industry standard techniques based on guidance from the Royal Institute of Chartered Surveyors. The valuation methodology includes an assessment of general market conditions and sector level transactions and takes account of expectations of occupancy rates, rental income and growth. Properties undergo individual scrutiny using cash flow analysis to factor in the timing of rental reviews, capital expenditure, lease incentives, dilapidation and operating expenses; these reviews utilise both observable and unobservable inputs. Within the fair value hierarchy, all of the Group’s investment properties are categorised as level 3 (see note 48 for details of levels in the fair value hierarchy). The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2021	2020
	£m	£m
At 1 January	3,347	3,553
Acquisition of new properties	18	61
Additional expenditure on existing properties	68	21
Change in fair value (note 7)	575	(209)
Disposals	(396)	(79)
At 31 December	3,612	3,347
Rental income of £186 million (2020: £191 million) and direct operating expenses of £25 million (2020: £32 million) arising from investment properties that generate rental income have been recognised in the income statement.
Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £78 million (2020: £38 million).
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2021	2020
	£m	£m
Within 1 year	848	864
1 to 2 years	561	548
2 to 3 years	288	274
3 to 4 years	86	78
4 to 5 years	8	7
Over 5 years	—	—
Total future minimum rentals receivable	1,791	1,771
Operating lease assets at 31 December 2021 of £4,196 million included £728 million relating to electric vehicles, an increase of 128 per cent on 2020, £2,531 million relating to internal combustion engine vehicles, a decrease of 15 per cent on 2020, £928 million relating to hybrid vehicles, an increase of 41 per cent on 2020 and £9 million of other assets.